Summary Of Business And Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 03, 2015	Jun. 30, 2014	Jul. 03, 2015	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2014
Summary Of Business And Significant Accounting Policies Details
Net income (loss) attributable to Cybergy	$ 308,843,000	$ (726,000)	$ 413,266,000	$ (1,227,000)	$ (590,000)	$ (220,966,000)
Effect of dilutive securities:
Preferred stock
Stock options	$ 4,000		$ 8,000
Convertible debentures	(135,520,000)		(178,587,000)
Warrants	(11,023,000)		(14,585,000)
Put option	(164,217,000)		(223,670,000)
Diluted net income (loss) attributable to Cybergy	$ (1,913,000)		$ (3,568,000)
Weighted average number of basic and diluted common shares outstanding	20,658,149		20,580,104			4,982,193
Effect of dilutive securities:
Preferred stock	524,069,398		523,930,466
Stock options	17,747,780		17,755,291
Convertible debentures	80,313,600		80,313,600
Warrants	6,431,811		6,462,297
Put option
Dilutive potential common shares	649,220,738		649,041,758